Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
AeroVironment, Inc.
(a) (b)
................. 248,112 $ 70,699,514
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 850,137 39,488,864
Moog, Inc. , Class A ................... 249,136 45,086,142
Triumph Group, Inc.
(b)
.................. 409,438 10,543,028
165,817,548
Air Freight & Logistics — 0.0%
Forward Air Corp.
(a) (b)
.................. 72,331 1,775,003
Automobile Components — 1.0%
Dorman Products, Inc.
(b)
................ 239,381 29,364,867
Patrick Industries, Inc. ................. 141,295 13,037,290
Phinia, Inc. ......................... 178,771 7,953,522
XPEL, Inc.
(a) (b) (c)
...................... 199,865 7,175,153
57,530,832
Banks — 6.6%
Ameris Bancorp ...................... 273,645 17,704,832
Axos Financial, Inc.
(b)
.................. 471,608 35,861,072
BancFirst Corp. ...................... 175,690 21,718,798
Bancorp, Inc. (The)
(a) (b)
................. 411,335 23,433,755
Bank of Hawaii Corp. .................. 161,309 10,893,197
BankUnited, Inc. ..................... 305,715 10,880,397
Banner Corp. ....................... 155,917 10,002,076
Cathay General Bancorp ................ 309,378 14,085,980
Central Pacific Financial Corp. ............ 143,879 4,032,928
City Holding Co. ..................... 127,540 15,613,447
Community Financial System, Inc. ......... 297,081 16,894,996
CVB Financial Corp. ................... 467,697 9,255,724
FB Financial Corp. .................... 136,573 6,186,757
First Bancorp ....................... 864,677 18,011,222
First Commonwealth Financial Corp. ........ 432,929 7,026,438
First Financial Bancorp ................. 398,185 9,659,968
First Hawaiian, Inc. ................... 476,053 11,882,283
Fulton Financial Corp. .................. 749,808 13,526,536
Lakeland Financial Corp. ................ 121,409 7,460,583
National Bank Holdings Corp. , Class A ...... 152,255 5,726,311
NBT Bancorp, Inc. .................... 202,528 8,415,038
OFG Bancorp ....................... 233,864 10,009,379
Park National Corp. ................... 84,612 14,152,203
Pathward Financial, Inc.
(a)
............... 207,920 16,450,630
Preferred Bank ...................... 101,989 8,826,638
S&T Bancorp, Inc. .................... 179,895 6,803,629
ServisFirst Bancshares, Inc. ............. 442,449 34,294,222
Tompkins Financial Corp. ............... 44,018 2,761,249
Triumph Financial, Inc.
(a) (b)
............... 119,314 6,575,395
Westamerica Bancorp ................. 126,805 6,142,434
WSFS Financial Corp. ................. 231,621 12,739,155
397,027,272
Beverages — 0.1%
National Beverage Corp.
(b)
............... 107,818 4,662,050
Biotechnology — 4.0%
(b)
ACADIA Pharmaceuticals, Inc. ............ 752,532 16,232,115
ADMA Biologics, Inc.
(a)
................. 2,102,332 38,283,466
Alkermes plc ........................ 929,374 26,589,390
Arcus Biosciences, Inc. ................. 595,338 4,846,051
Arrowhead Pharmaceuticals, Inc. .......... 431,782 6,822,156
Catalyst Pharmaceuticals, Inc. ............ 1,009,685 21,910,165
Dynavax Technologies Corp. ............. 403,206 3,999,804
Krystal Biotech, Inc. ................... 223,950 30,784,167
Protagonist Therapeutics, Inc.
(a)
........... 545,824 30,167,692
TG Therapeutics, Inc.
(a)
................. 1,194,195 42,979,078
Vericel Corp.
(a)
....................... 443,328 18,863,606
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ........................ 261,292 $ 2,053,755
243,531,445
Broadline Retail — 0.4%
Etsy, Inc.
(a) (b)
........................ 449,979 22,570,947
Building Products — 3.4%
Apogee Enterprises, Inc. ................ 189,975 7,712,985
Armstrong World Industries, Inc. ........... 382,425 62,121,117
AZZ, Inc. .......................... 263,425 24,888,394
CSW Industrials, Inc. .................. 147,922 42,428,467
Griffon Corp. ........................ 343,719 24,874,944
Zurn Elkay Water Solutions Corp. .......... 1,244,591 45,514,693
207,540,600
Capital Markets — 4.0%
Acadian Asset Management, Inc. .......... 236,412 8,331,159
Artisan Partners Asset Management, Inc. , Class
A ............................. 299,038 13,256,355
BGC Group, Inc. , Class A ............... 1,834,291 18,764,797
Cohen & Steers, Inc. .................. 237,933 17,928,252
Donnelley Financial Solutions, Inc.
(a) (b)
....... 94,048 5,798,059
Moelis & Co. , Class A .................. 268,568 16,737,158
Piper Sandler Cos. .................... 144,703 40,218,752
PJT Partners, Inc. , Class A
(a)
............. 215,144 35,500,911
StepStone Group, Inc. , Class A ........... 331,582 18,402,801
StoneX Group, Inc.
(a) (b)
................. 203,195 18,519,192
Virtu Financial, Inc. , Class A .............. 712,253 31,901,812
Virtus Investment Partners, Inc. ........... 22,510 4,083,314
WisdomTree, Inc. ..................... 1,020,483 11,745,759
241,188,321
Chemicals — 2.1%
Balchem Corp. ...................... 287,231 45,727,175
Element Solutions, Inc. ................. 903,426 20,462,599
Hawkins, Inc. ....................... 166,683 23,685,654
Ingevity Corp.
(b)
...................... 162,782 7,014,276
Innospec, Inc. ....................... 109,930 9,244,014
Sensient Technologies Corp. ............. 197,923 19,499,374
125,633,092
Commercial Services & Supplies — 2.0%
Brady Corp. , Class A, NVS .............. 246,725 16,769,898
CoreCivic, Inc.
(b)
..................... 509,470 10,734,533
GEO Group, Inc. (The)
(b)
................ 1,220,263 29,225,299
HNI Corp. .......................... 213,176 10,483,996
Interface, Inc. ....................... 513,977 10,757,539
Liquidity Services, Inc.
(a) (b)
............... 199,055 4,695,707
OPENLANE, Inc.
(a) (b)
................... 945,642 23,120,947
Pitney Bowes, Inc. .................... 532,758 5,812,390
UniFirst Corp. ....................... 59,539 11,206,430
122,806,739
Communications Equipment — 0.7%
(b)
Calix, Inc. .......................... 203,211 10,808,793
Digi International, Inc. .................. 192,705 6,717,696
Extreme Networks, Inc. ................. 560,546 10,061,801
Harmonic, Inc. ....................... 507,934 4,810,135
Viavi Solutions, Inc.
(a)
.................. 842,044 8,479,383
40,877,808
Construction & Engineering — 3.9%
Arcosa, Inc. ........................ 275,140 23,857,389
Dycom Industries, Inc.
(a) (b)
............... 253,433 61,936,491
Everus Construction Group, Inc.
(a) (b)
........ 215,685 13,702,468
Granite Construction, Inc. ............... 385,164 36,016,686
MYR Group, Inc.
(a) (b)
................... 77,917 14,138,040

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.
(a) (b)
............ 267,813 $ 61,792,493
WillScot Holdings Corp. ................ 995,818 27,285,413
238,728,980
Consumer Finance — 0.6%
Enova International, Inc.
(b)
............... 223,387 24,912,118
PROG Holdings, Inc. .................. 355,364 10,429,934
35,342,052
Consumer Staples Distribution & Retail — 0.3%
Chefs' Warehouse, Inc. (The)
(b)
........... 311,695 19,889,258
Containers & Packaging — 0.3%
Sealed Air Corp. ..................... 502,318 15,586,928
Diversified Consumer Services — 2.4%
Adtalem Global Education, Inc.
(b)
.......... 316,389 40,254,173
Frontdoor, Inc.
(b)
...................... 648,012 38,193,827
Mister Car Wash, Inc.
(a) (b)
................ 385,745 2,318,327
Perdoceo Education Corp. ............... 288,144 9,419,427
Stride, Inc.
(a) (b)
....................... 377,978 54,878,626
145,064,380
Diversified REITs — 1.0%
American Assets Trust, Inc. .............. 245,898 4,856,486
Armada Hoffler Properties, Inc. ........... 451,327 3,100,616
Essential Properties Realty Trust, Inc. ....... 1,739,325 55,501,861
63,458,963
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc. ...... 373,661 18,014,197
Lumen Technologies, Inc.
(a) (b)
............. 4,607,503 20,180,863
38,195,060
Electric Utilities — 0.5%
MGE Energy, Inc. ..................... 199,497 17,643,515
Otter Tail Corp. ...................... 165,932 12,791,698
30,435,213
Electrical Equipment — 0.4%
Powell Industries, Inc.
(a)
................ 82,960 17,458,932
Vicor Corp.
(b)
........................ 114,168 5,178,661
22,637,593
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.
(a)
......... 162,723 21,560,797
Arlo Technologies, Inc.
(b)
................ 519,023 8,802,630
Badger Meter, Inc. .................... 259,218 63,495,449
Benchmark Electronics, Inc. ............. 177,705 6,900,285
CTS Corp. ......................... 157,687 6,719,043
ePlus, Inc.
(b)
........................ 108,823 7,846,138
Itron, Inc.
(b)
......................... 401,455 52,843,522
OSI Systems, Inc.
(a) (b)
.................. 137,699 30,962,997
Plexus Corp.
(b)
....................... 162,089 21,932,263
Sanmina Corp.
(a) (b)
.................... 225,990 22,108,602
TTM Technologies, Inc.
(a) (b)
.............. 465,385 18,997,016
262,168,742
Energy Equipment & Services — 2.2%
Archrock, Inc. ....................... 1,557,011 38,660,583
Atlas Energy Solutions, Inc. .............. 642,290 8,587,417
Cactus, Inc. , Class A .................. 602,879 26,357,870
Core Laboratories, Inc.
(a)
................ 198,760 2,289,715
Helix Energy Solutions Group, Inc.
(b)
........ 717,638 4,478,061
Helmerich & Payne, Inc. ................ 508,113 7,702,993
Liberty Energy, Inc. , Class A ............. 784,628 9,007,530
Oceaneering International, Inc.
(a) (b)
......... 885,858 18,354,978
RPC, Inc. .......................... 387,322 1,832,033
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(a) (b)
.................... 400,839 $ 18,490,703
135,761,883
Entertainment — 1.0%
Cinemark Holdings, Inc. ................ 888,944 26,828,330
Madison Square Garden Sports Corp.
(b)
...... 147,656 30,852,721
57,681,051
Financial Services — 1.7%
Enact Holdings, Inc. ................... 57,751 2,145,450
EVERTEC, Inc. ...................... 364,511 13,140,621
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 575,072 15,446,434
NCR Atleos Corp.
(a) (b)
.................. 284,614 8,120,037
NMI Holdings, Inc. , Class A
(b)
............. 687,965 29,025,243
Payoneer Global, Inc.
(b)
................. 2,298,188 15,742,588
Radian Group, Inc. .................... 532,336 19,174,743
102,795,116
Food Products — 1.6%
Cal-Maine Foods, Inc. .................. 380,315 37,890,783
Freshpet, Inc.
(b)
...................... 429,538 29,191,403
J & J Snack Foods Corp. ................ 75,597 8,573,456
Simply Good Foods Co. (The)
(b)
........... 372,826 11,777,573
Tootsie Roll Industries, Inc.
(a)
............. 85,018 2,843,852
WK Kellogg Co. ...................... 362,045 5,770,997
96,048,064
Gas Utilities — 0.2%
Chesapeake Utilities Corp. .............. 117,089 14,076,440
Ground Transportation — 0.2%
RXO, Inc.
(a) (b)
........................ 590,236 9,278,510
Health Care Equipment & Supplies — 4.9%
Artivion, Inc.
(b)
....................... 338,444 10,525,608
Glaukos Corp.
(b)
...................... 503,194 51,974,908
ICU Medical, Inc.
(a) (b)
................... 216,737 28,641,795
Inspire Medical Systems, Inc.
(a) (b)
.......... 259,729 33,705,032
Integer Holdings Corp.
(a) (b)
............... 307,266 37,784,500
LeMaitre Vascular, Inc. ................. 181,090 15,039,525
Merit Medical Systems, Inc.
(a) (b)
............ 520,445 48,651,199
STAAR Surgical Co.
(b)
.................. 246,403 4,134,642
Tandem Diabetes Care, Inc.
(a) (b)
........... 586,552 10,933,329
TransMedics Group, Inc.
(b)
............... 297,948 39,928,012
UFP Technologies, Inc.
(a) (b)
............... 64,258 15,689,233
297,007,783
Health Care Providers & Services — 2.1%
Addus HomeCare Corp.
(a) (b)
.............. 99,123 11,417,978
Astrana Health, Inc.
(a) (b)
................. 366,441 9,117,052
Concentra Group Holdings Parent, Inc. ...... 392,681 8,077,448
CorVel Corp.
(b)
....................... 239,914 24,658,361
National HealthCare Corp. ............... 69,691 7,457,634
NeoGenomics, Inc.
(a) (b)
................. 506,831 3,704,935
Privia Health Group, Inc.
(b)
............... 637,104 14,653,392
Progyny, Inc.
(b)
....................... 326,545 7,183,990
RadNet, Inc.
(a) (b)
...................... 581,440 33,089,750
US Physical Therapy, Inc. ............... 65,755 5,142,041
124,502,581
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................... 827,142 25,310,545
LTC Properties, Inc. ................... 190,103 6,579,465
Universal Health Realty Income Trust ....... 55,866 2,232,964
34,122,974

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.2%
(a)
HealthStream, Inc. .................... 123,143 $ 3,407,367
Schrodinger, Inc.
(b)
.................... 261,114 5,253,614
Simulations Plus, Inc. .................. 78,539 1,370,505
10,031,486
Hotel & Resort REITs — 1.8%
Apple Hospitality REIT, Inc. .............. 954,742 11,141,839
DiamondRock Hospitality Co. ............. 1,816,811 13,916,773
Pebblebrook Hotel Trust ................ 524,499 5,239,745
Ryman Hospitality Properties, Inc. ......... 527,948 52,092,629
Summit Hotel Properties, Inc. ............. 467,279 2,378,450
Sunstone Hotel Investors, Inc. ............ 1,751,187 15,200,303
Xenia Hotels & Resorts, Inc. ............. 869,196 10,925,794
110,895,533
Hotels, Restaurants & Leisure — 3.2%
Brinker International, Inc.
(b)
.............. 391,390 70,579,359
Cheesecake Factory, Inc. (The) ........... 264,831 16,594,310
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 243,466 7,323,457
Monarch Casino & Resort, Inc. ............ 112,147 9,693,987
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 189,370 5,459,537
Sabre Corp.
(a) (b)
...................... 3,401,454 10,748,595
Shake Shack, Inc. , Class A
(a) (b)
............ 354,201 49,800,661
Six Flags Entertainment Corp.
(b)
........... 827,991 25,195,766
195,395,672
Household Durables — 2.4%
Cavco Industries, Inc.
(b)
................. 70,620 30,679,447
Champion Homes, Inc.
(a) (b)
............... 464,516 29,083,347
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 252,406 6,342,963
Green Brick Partners, Inc.
(a) (b)
............. 266,906 16,783,049
Installed Building Products, Inc. ........... 200,651 36,181,388
M/I Homes, Inc.
(a) (b)
.................... 125,009 14,016,009
TRI Pointe Homes, Inc.
(b)
................ 407,212 13,010,423
146,096,626
Household Products — 0.4%
Energizer Holdings, Inc. ................ 242,616 4,891,138
WD-40 Co. ......................... 72,841 16,614,304
21,505,442
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc. ........ 167,736 9,262,382
Terreno Realty Corp. .................. 445,846 24,998,585
34,260,967
Insurance — 2.1%
AMERISAFE, Inc. .................... 75,561 3,304,283
Assured Guaranty Ltd. ................. 199,031 17,335,600
Employers Holdings, Inc. ................ 110,923 5,233,347
Goosehead Insurance, Inc. , Class A ........ 220,665 23,282,364
HCI Group, Inc. ...................... 81,961 12,474,464
Mercury General Corp. ................. 234,378 15,783,015
Palomar Holdings, Inc.
(b)
................ 235,494 36,324,949
Trupanion, Inc.
(a) (b)
.................... 297,642 16,474,485
130,212,507
Interactive Media & Services — 0.9%
(b)
Cargurus, Inc. , Class A ................. 745,266 24,944,053
Cars.com, Inc.
(a)
...................... 224,176 2,656,486
QuinStreet, Inc. ...................... 501,528 8,074,601
TripAdvisor, Inc.
(a)
.................... 696,758 9,092,692
Yelp, Inc.
(a)
......................... 309,213 10,596,729
55,364,561
Security
Shares
Shares Value
IT Services — 0.3%
(b)
DigitalOcean Holdings, Inc.
(a)
............. 553,146 $ 15,797,850
Grid Dynamics Holdings, Inc. , Class A ....... 360,470 4,163,428
19,961,278
Leisure Products — 0.2%
Acushnet Holdings Corp. ................ 130,411 9,496,529
Life Sciences Tools & Services — 0.3%
Azenta, Inc.
(a) (b)
...................... 198,123 6,098,226
BioLife Solutions, Inc.
(a) (b)
................ 326,687 7,036,838
Mesa Laboratories, Inc. ................ 32,150 3,029,173
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 76,503 1
16,164,239
Machinery — 6.8%
Alamo Group, Inc. .................... 40,096 8,756,164
Albany International Corp. , Class A ......... 132,973 9,325,396
Enerpac Tool Group Corp. , Class A ......... 476,281 19,317,957
Enpro, Inc.
(a)
........................ 114,732 21,976,915
ESCO Technologies, Inc. ............... 227,446 43,640,064
Federal Signal Corp. .................. 536,904 57,137,324
Franklin Electric Co., Inc. ............... 211,281 18,960,357
Gates Industrial Corp. plc
(a) (b)
............. 1,333,383 30,707,810
Greenbrier Cos., Inc. (The) .............. 276,451 12,730,569
JBT Marel Corp. ..................... 170,914 20,554,118
Kadant, Inc.
(a)
....................... 103,515 32,860,837
Lindsay Corp. ....................... 43,282 6,243,429
Mueller Water Products, Inc. , Class A ....... 1,380,231 33,180,753
SPX Technologies, Inc.
(a) (b)
............... 411,302 68,967,119
Standex International Corp. .............. 69,100 10,812,768
Trinity Industries, Inc. .................. 718,698 19,412,033
414,583,613
Marine Transportation — 0.3%
Matson, Inc. ........................ 183,985 20,486,730
Media — 0.4%
DoubleVerify Holdings, Inc.
(b)
............. 665,143 9,957,191
John Wiley & Sons, Inc. , Class A .......... 213,169 9,513,732
TechTarget, Inc.
(b)
..................... 110,242 856,580
Thryv Holdings, Inc.
(b)
.................. 133,960 1,628,954
21,956,457
Metals & Mining — 0.9%
Alpha Metallurgical Resources, Inc.
(b)
....... 60,714 6,829,111
Century Aluminum Co.
(b)
................ 458,111 8,255,160
MP Materials Corp. , Class A
(a) (b)
........... 468,457 15,585,564
Warrior Met Coal, Inc. .................. 463,170 21,227,081
51,896,916
Multi-Utilities — 0.0%
Unitil Corp. ......................... 55,585 2,898,758
Office REITs — 0.9%
Douglas Emmett, Inc. .................. 790,636 11,891,165
Highwoods Properties, Inc. .............. 578,742 17,993,089
SL Green Realty Corp. ................. 437,771 27,098,025
56,982,279
Oil, Gas & Consumable Fuels — 1.8%
Comstock Resources, Inc.
(b)
.............. 407,331 11,270,849
Core Natural Resources, Inc.
(a)
............ 440,546 30,723,678
International Seaways, Inc. .............. 203,474 7,422,732
Magnolia Oil & Gas Corp. , Class A ......... 1,053,634 23,685,692
Northern Oil & Gas, Inc. ................ 865,073 24,524,820

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co. ...................... 504,312 $ 12,461,549
110,089,320
Paper & Forest Products — 0.2%
Sylvamo Corp. ...................... 300,641 15,062,114
Passenger Airlines — 0.6%
SkyWest, Inc.
(b)
...................... 356,360 36,694,389
Personal Care Products — 0.3%
Interparfums, Inc. ..................... 158,111 20,761,555
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 203,987 4,683,542
ANI Pharmaceuticals, Inc.
(a) (b)
............. 149,833 9,776,603
Collegium Pharmaceutical, Inc.
(b)
.......... 283,526 8,383,864
Corcept Therapeutics, Inc.
(a) (b)
............ 831,128 61,004,795
Harmony Biosciences Holdings, Inc.
(b)
....... 338,809 10,706,364
Innoviva, Inc.
(a) (b)
..................... 268,379 5,391,734
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 93,448 10,623,169
Phibro Animal Health Corp. , Class A ........ 178,686 4,563,640
Prestige Consumer Healthcare, Inc.
(b)
....... 261,093 20,848,276
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 251,459 7,925,988
143,907,975
Professional Services — 1.1%
CSG Systems International, Inc. ........... 123,891 8,091,321
Heidrick & Struggles International, Inc. ...... 97,307 4,452,768
Korn Ferry ......................... 281,939 20,674,587
Verra Mobility Corp. , Class A
(b)
............ 1,403,959 35,646,519
68,865,195
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc. ............ 383,400 2,607,120
St. Joe Co. (The) ..................... 333,263 15,896,645
18,503,765
Residential REITs — 0.4%
Centerspace ........................ 82,182 4,946,534
Elme Communities .................... 457,521 7,274,584
NexPoint Residential Trust, Inc. ........... 194,831 6,491,769
Veris Residential, Inc. .................. 304,712 4,537,162
23,250,049
Retail REITs — 1.9%
Acadia Realty Trust ................... 795,754 14,777,152
Curbline Properties Corp. ............... 833,385 19,026,180
Getty Realty Corp. .................... 193,492 5,348,119
Macerich Co. (The) ................... 1,468,414 23,758,938
Phillips Edison & Co., Inc. ............... 485,533 17,008,221
Saul Centers, Inc. .................... 55,892 1,908,153
Tanger, Inc. ......................... 667,742 20,419,550
Urban Edge Properties ................. 663,454 12,380,052
Whitestone REIT ..................... 198,250 2,474,160
117,100,525
Semiconductors & Semiconductor Equipment — 2.3%
(b)
Alpha & Omega Semiconductor Ltd. ........ 102,804 2,637,951
Axcelis Technologies, Inc.
(a)
.............. 166,936 11,633,770
CEVA, Inc.
(a)
........................ 99,950 2,196,901
FormFactor, Inc.
(a)
.................... 305,440 10,510,190
Impinj, Inc.
(a)
........................ 206,736 22,962,168
PDF Solutions, Inc. ................... 275,976 5,900,367
Photronics, Inc.
(a)
..................... 233,671 4,400,025
Semtech Corp. ...................... 762,818 34,433,604
SiTime Corp.
(a)
....................... 183,952 39,196,492
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a)
............ 155,986 $ 3,182,114
137,053,582
Software — 6.7%
A10 Networks, Inc. .................... 380,855 7,369,544
ACI Worldwide, Inc.
(b)
.................. 924,462 42,442,050
Adeia, Inc. ......................... 353,524 4,998,829
Agilysys, Inc.
(a) (b)
..................... 197,903 22,687,600
Alarm.com Holdings, Inc.
(b)
.............. 262,822 14,867,841
BlackLine, Inc.
(b)
..................... 455,505 25,790,693
Box, Inc. , Class A
(a) (b)
.................. 1,275,239 43,574,917
Cleanspark, Inc.
(a) (b)
................... 2,450,210 27,025,816
Clear Secure, Inc. , Class A .............. 812,510 22,555,278
InterDigital, Inc. ...................... 228,405 51,215,253
LiveRamp Holdings, Inc.
(b)
............... 301,447 9,959,809
MARA Holdings, Inc.
(a) (b)
................ 3,099,138 48,594,484
N-able, Inc.
(b)
........................ 279,953 2,267,619
Progress Software Corp. ................ 378,894 24,188,593
Sprinklr, Inc. , Class A
(a) (b)
................ 384,531 3,253,132
SPS Commerce, Inc.
(b)
................. 334,446 45,514,756
Teradata Corp.
(b)
..................... 294,263 6,565,008
402,871,222
Specialized REITs — 0.6%
Four Corners Property Trust, Inc. .......... 478,038 12,864,003
Outfront Media, Inc. ................... 1,221,165 19,929,413
Uniti Group, Inc.
(b)
.................... 1,007,151 4,350,892
37,144,308
Specialty Retail — 1.4%
Boot Barn Holdings, Inc.
(b)
............... 269,640 40,985,280
Buckle, Inc. (The) .................... 133,444 6,051,686
Group 1 Automotive, Inc. ................ 54,689 23,883,233
Urban Outfitters, Inc.
(a) (b)
................ 223,297 16,197,964
87,118,163
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.
(a) (b)
.................. 1,645,507 7,536,422
Kontoor Brands, Inc. ................... 440,352 29,050,021
Steven Madden Ltd. ................... 420,020 10,072,080
Wolverine World Wide, Inc. .............. 485,307 8,774,351
55,432,874
Trading Companies & Distributors — 1.0%
DNOW, Inc.
(a) (b)
...................... 530,878 7,872,921
DXP Enterprises, Inc.
(a) (b)
................ 111,822 9,801,198
GMS, Inc.
(b)
......................... 216,359 23,529,041
Rush Enterprises, Inc. , Class A ........... 334,119 17,210,470
58,413,630
Water Utilities — 0.3%
American States Water Co. .............. 169,559 12,998,393
Middlesex Water Co. .................. 78,987 4,279,516
17,277,909
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
....................... 242,297 3,556,920
Total Long-Term Investments — 99 .8%
(Cost: $ 5,189,685,458 ) ............................ 6,045,036,316

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 346,005,761 $ 346,144,162
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 8,177,821 8,177,821
Total Short-Term Securities — 5 .8%
(Cost: $ 354,103,193 ) .............................. 354,321,983
Total Investments — 105 .6%
(Cost: $ 5,543,788,651 ) ............................ 6,399,358,299
Liabilities in Excess of Other Assets — (5.6) % ............. (340,911,842)
Net Assets — 100.0% ...............................
$ 6,058,446,457
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 393,074,906 $ — $ (46,895,658)
(a)
$ (9,844) $ (25,242) $ 346,144,162 346,005,761 $ 228,750
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,421,688 — (12,243,867)
(a)
— — 8,177,821 8,177,821 165,145 —
$ (9,844) $ (25,242) $ 354,321,983 $ 393,895 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 53 09/19/25 $ 5,808 $ 68,998

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Central Pacific Financial Corp. .. JPMorgan Chase Bank NA USD 100,943 02/09/26 0.40% 1D OBFR01 Monthly $ 3,580
Douglas Emmett, Inc. ........ HSBC Bank plc 80,045 02/09/28 0.40% 1D OBFR01 Monthly 2,299
Douglas Emmett, Inc. ........ JPMorgan Chase Bank NA 891,966 02/09/26 0.40% 1D OBFR01 Monthly 25,624
Employers Holdings, Inc. ...... JPMorgan Chase Bank NA 27,924 02/09/26 0.40% 1D OBFR01 Monthly 54
First Bancorp ............. JPMorgan Chase Bank NA 17,505 02/09/26 0.40% 1D OBFR01 Monthly 492
Fulton Financial Corp. ........ HSBC Bank plc 84,885 02/09/28 0.40% 1D OBFR01 Monthly 2,122
Moelis & Co. .............. Goldman Sachs Bank USA 2,917,206 08/19/26 0.40% 1D FEDL01 Monthly 290,280
Moelis & Co. .............. JPMorgan Chase Bank NA 784,356 02/09/26 0.40% 1D OBFR01 Monthly 79,524
Pitney Bowes, Inc. .......... HSBC Bank plc 64,612 02/09/28 0.40% 1D OBFR01 Monthly 2,332
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 1,213,088 02/09/26 0.40% 1D OBFR01 Monthly 43,777
Sealed Air Corp. ........... HSBC Bank plc 94,625 02/09/28 0.40% 1D OBFR01 Monthly (5,352)
WSFS Financial Corp. ....... HSBC Bank plc 59,735 02/09/28 0.40% 1D OBFR01 Monthly 1,975
Total long positions of equity swaps 446,707
Total long and short position of equity swaps 446,707
Net dividends and financing fees 38,501
Total equity swap contracts including dividends and financing fees $ 485,208
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,045,036,314 $ — $ 2 $ 6,045,036,316
Short-Term Securities
Money Market Funds ...................................... 354,321,983 — — 354,321,983
$ 6,399,358,297 $ — $ 2 $ 6,399,358,299
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 68,998 $ 490,560 $ — $ 559,558
Liabilities
Equity contracts ........................................... — (5,352) — (5,352)
$ 68,998 $ 485,208 $ — $ 554,206
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust